Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of lease receivables

	2023	2022
LT Amazonas	177,569	179,305
Sublease “resale stores” – IFRS 16	58,772	59,341
	236,341	238,646

Current portion	(29,886)	(30,643)
Non-current portion	206,455	208,003

Schedule of cash receipts

	Up to Dec 2024	Jan 2025–Dec 2029	Jan 2030 onwards	Nominal values	Present value
	56,172	200,746	113,535	370,453	236,341
LT Amazonas(i)	30,669	155,509	113,351	299,529	177,569
Sublease “resale stores” – IFRS 16	25,503	45,237	184	70,924	58,772

(i)	LT Amazonas

Schedule of lease liabilities

	2023	2022

LT Amazonas(i)	327,820	327,505
Sale of towers (leaseback)(ii)	1,679,221	1,730,214
Other (iv)	147,051	158,314
Subtotal	2,154,092	2,216,033

Other leases:(iii)
Leases – Network Infrastructure	5,476,509	6,123,914
Leases - Stores & kiosks & real estate	958,981	746,028
Leases - Land (Network)	2,793,441	2,664,315
Leases – Fiber	873,752	1,081,575
Subtotal leases IFRS 16	10,102,683	10,615,832
Total	12,256,775	12,831,865

Current portion	(1,808,740)	(2,257,211)
Non-current portion	10,448,035	10,574,654

Schedule of other lease operations

	Up to Dec 2024	Jan 2025–Dec 2029	Jan 2030 onwards	Nominal values	Present value
Total - Lease liability	2,883,402	8,801,049	8,893,910	20,578,363	12,256,775

LT Amazonas(i)	69,937	295,376	215,464	580,777	327,820
Sale and leaseback of Towers(ii)	304,451	1,448,007	1,624,775	3,377,233	1,679,221
Other (iii)	39,333	139,116	10,383	188,832	147,051

Total other leases(iv)	2,469,681	6,918,550	7,043,288	16,431,521	10,102,683
Leases – Network infrastructure	1,220,279	3,994,195	4,039,512	9,253,986	5,476,509
Leases - Stores & kiosks & real estate	225,771	652,745	713,873	1,592,389	958,981
Leases - Land (Network)	546,966	1,764,908	2,289,903	4,601,778	2,793,441
Leases – Fiber	476,665	506,702	-	983,368	873,752